Related parties (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2022		2021		2020
Catering expenses paid	Rs.	319	Rs.	301	Rs.	344
Contributions towards social development		230		232		233
Research and development services received		122		105		105
Purchase of solar power		124		127		108
Professional consultancy services paid		75		30		4
License fee		57		-		-
Civil works		52		55		101
Lease rentals paid		39		37		35
Facility management services paid		36		36		24
Sale of goods		21		22		14
Hotel expenses paid		18		8		22
Salaries to relatives of key management personnel		12		8		7
Lease rentals received		1		1		1
Research and development services provided		-		93		58
Others		-		-		-	*

* Rounded to the nearest million.

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2022		2021
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		1		72

The Company had the following amounts due to related parties:

	As of March 31,
	2022		2021
Due to related parties	Rs.	10	Rs.	93

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2022		2021		2020
Salaries and other benefits	Rs.	627	Rs.	803	Rs.	684
Contributions to defined contribution plans		30		34		34
Commission to directors		305		301		298
Share-based payments expense		214		259		165
	Rs.	1,176	Rs.	1,397	Rs.	1,181